Long-Term Debt (Schedule Of Long-Term Debt) (Details) In Millions, unless otherwise specified			12 Months Ended		12 Months Ended				12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 4.75% Due October 15, 2013 [Member]	Dec. 31, 2012 4.75% Due October 15, 2013 [Member] USD ($)	Dec. 31, 2013 5.80% Due May 1, 2014 [Member] USD ($)	Dec. 31, 2013 Canadian Dollar Denominated Debt [Member] USD ($)	Dec. 31, 2013 Canadian Dollar Denominated Debt [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated Debt [Member] USD ($)	Dec. 31, 2013 Canadian Dollar Denominated Debt [Member] 5.80% Due January 18, 2018 [Member] USD ($)	Dec. 31, 2013 Canadian Dollar Denominated Debt [Member] 5.80% Due January 18, 2018 [Member] CAD	Dec. 31, 2012 Canadian Dollar Denominated Debt [Member] 5.80% Due January 18, 2018 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated Debt [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated Debt [Member] 4.75% Due October 15, 2013 [Member]	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 4.75% Due October 15, 2013 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated Debt [Member] 5.80% Due May 1, 2014 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 5.80% Due May 1, 2014 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated Debt [Member] 5.90% Due December 1, 2017 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 5.90% Due December 1, 2017 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated Debt [Member] 6.50% Due May 15, 2019 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 6.50% Due May 15, 2019 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated Debt [Member] 3.90% Due November 15, 2021 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 3.90% Due November 15, 2021 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated Debt [Member] 8.125% Due September 15, 2030 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 8.125% Due September 15, 2030 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated Debt [Member] 7.20% Due November 1, 2031 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 7.20% Due November 1, 2031 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated Debt [Member] 7.375% Due November 1, 2031 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 7.375% Due November 1, 2031 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated Debt [Member] 6.50% Due August 15, 2034 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 6.50% Due August 15, 2034 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated Debt [Member] 6.625% Due August 15, 2037 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 6.625% Due August 15, 2037 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated Debt [Member] 6.50% Due February 1, 2038 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 6.50% Due February 1, 2038 [Member] USD ($)	Dec. 31, 2013 U.S. Dollar Denominated Debt [Member] 5.15% Due November 15, 2041 [Member] USD ($)	Dec. 31, 2012 U.S. Dollar Denominated Debt [Member] 5.15% Due November 15, 2041 [Member] USD ($)
Debt Instrument [Line Items]
Unsecured Debt						$ 705	750	$ 754	$ 705	750	$ 754	$ 6,400	$ 6,900		$ 500	$ 1,000	$ 1,000	$ 700	$ 700	$ 500	$ 500	$ 600	$ 600	$ 300	$ 300	$ 350	$ 350	$ 500	$ 500	$ 750	$ 750	$ 500	$ 500	$ 800	$ 800	$ 400	$ 400
Total Principal	7,105	7,654
Increase In Value Of Debt Acquired	40	46
Debt Discounts	(21)	(25)
Current Portion of Long-Term Debt	(1,000)	(500)		(500)	(1,000)
Long-Term Debt	$ 6,124	$ 7,175
Debt Instrument, Interest Rate, Stated Percentage			4.75%		5.80%				5.80%	5.80%				4.75%		5.80%		5.90%		6.50%		3.90%		8.125%		7.20%		7.375%		6.50%		6.625%		6.50%		5.15%
Debt Instrument, Maturity Date			Oct. 15, 2013		May 01, 2014				Jan. 18, 2018	Jan. 18, 2018				Oct. 15, 2013		May 01, 2014		Dec. 01, 2017		May 15, 2019		Nov. 15, 2021		Sep. 15, 2030		Nov. 01, 2031		Nov. 01, 2031		Aug. 15, 2034		Aug. 15, 2037		Feb. 01, 2038		Nov. 15, 2041